Shareholder Report, Average Annual Return (Details)	12 Months Ended	47 Months Ended	54 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
Green California Tax-Free Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	3.31%			0.03%	0.91%
U.S. Government Securities Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	0.28%			(0.67%)	0.33%
U.S. Government Securities Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.23%)			(1.18%)	(0.18%)
S&P 500 Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.93%			12.37%	14.95%
S&P 500 Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	19.34%			11.81%	14.38%
S&P MidCap Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	16.45%			7.47%	10.47%
S&P MidCap Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.86%			6.94%	9.79%
Shelton Equity Income Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	15.55%			9.59%	10.50%
Shelton Equity Income Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	14.95%			9.04%	9.94%
S&P SmallCap Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	23.10%			6.39%	9.91%
S&P SmallCap Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	22.51%			5.87%	9.36%
Nasdaq-100 Index Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	26.37%			14.05%	20.31%
Nasdaq-100 Index Fund - K Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	26.04%			13.66%	19.81%
Nasdaq-100 Index Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	26.67%		20.05%
Shelton Sustainable Equity Fund - Investor Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.55%			(4.18%)	11.19%
Shelton Sustainable Equity Fund - Institutional Shares
Average Annual Return [Line Items]
Average Annual Return, Percent	9.83%	6.83%
Bloomberg U.S. Municipal Index
Average Annual Return [Line Items]
Average Annual Return, Percent	4.12%			0.54%	1.91%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.89%			(0.29%)	1.40%
Bloomberg U.S. Treasury Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.22%			(0.81%)	0.79%
S&P 500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.35%		16.04%	12.76%	15.35%
S&P 1500 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	20.31%	22.70%		12.38%	14.98%
S&P MidCap 400 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	17.12%	15.64%		8.04%	10.84%
CBOE S&P 500 BuyWrite Index
Average Annual Return [Line Items]
Average Annual Return, Percent	19.31%			8.44%	7.89%
S&P SmallCap 600 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	24.14%			6.87%	10.47%
Nasdaq-100 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	26.60%		20.28%	14.45%	21.02%